SCHEDULE OF ANALYSIS OF THE AMOUNT OF INVENTORIES RECOGNIZED AS AN EXPENSE AND INCLUDED IN PROFIT OR LOSS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Carrying amount of inventories sold		¥ 45,290	¥ 248,166
Write down (reversal) of inventories (included in cost of sales)		(4,045)	(99,237)
Cost of inventories recognized from discontinued operations ending balance		¥ 41,245	¥ 148,929